Other Assets (Tables)	6 Months Ended
Jun. 30, 2024
Other Assets
Schedule of Other assets

	At June 30,	At December 31,
	2024	2023
Deposits related to CRA audits	$44.7	$27.7
Energy well equipment, net	5.7	5.8
Right-of-use assets, net	0.3	0.6
Debt issue costs	1.7	1.1
Furniture and fixtures, net	0.3	0.2
	$52.7	$35.4